Consolidated Balance Sheets	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,062,524,000	$ 291,931,000	¥ 1,113,193,000
Restricted cash	6,175,000	874,000	1,392,000
Short-term deposits	6,284,593,000	889,526,000	6,743,445,000
Short-term investments	2,398,004,000	339,415,000	2,219,531,000
Accounts receivable, net	63,486,000	8,986,000	61,708,000
Amounts due from related parties	52,415,000	7,419,000	51,936,000
Prepayments and other current assets	408,489,000	57,818,000	400,615,000
Other current assets	40,052,000		17,686,000
Total current assets	11,275,686,000	1,595,969,000	10,591,820,000
Non-current assets
Deferred tax assets	99,182,000	14,038,000	45,816,000
Investments	430,551,000	60,941,000	379,424,000
Property and equipment, net	118,489,000	16,771,000	96,686,000
Intangible assets, net	66,078,000	9,353,000	45,085,000
Right-of-use assets, net	90,919,000	12,869,000	102,824,000
Prepayments and other non-current assets	96,751,000	13,694,000	104,895,000
Total non-current assets	901,970,000	127,666,000	774,730,000
Total assets	12,177,656,000	1,723,635,000	11,366,550,000
Current liabilities
Accounts payable	34,714,000	4,913,000	3,725,000
Deferred revenue	560,789,000		845,966,000
Advances from customers and deferred revenue	560,789,000	79,375,000	845,966,000
Income taxes payable	83,223,000	11,779,000	26,051,000
Accrued liabilities and other current liabilities	1,562,921,000	221,217,000	1,460,025,000
Amounts due to related parties	238,495,000	33,757,000	79,032,000
Lease liabilities due within one year	31,961,000	4,524,000	31,878,000
Total current liabilities	2,512,103,000	355,565,000	2,446,677,000
Non-current liabilities
Lease liabilities	58,837,000	8,328,000	70,110,000
Deferred tax liabilities	540,000	76,000	0
Deferred revenue	196,990,000	27,882,000	164,913,000
Total non-current liabilities	256,367,000	36,286,000	235,023,000
Total liabilities	2,768,470,000	391,851,000	2,681,700,000
Shareholders' equity
Additional paid-in capital	10,327,892,000	1,461,818,000	10,081,946,000
Statutory reserves	64,679,000	9,155,000	64,679,000
Accumulated deficit	(1,611,137,000)	(228,042,000)	(1,986,054,000)
Accumulated other comprehensive income	627,606,000	88,832,000	524,135,000
Total shareholders' equity	9,409,186,000	1,331,784,000	8,684,850,000
Total liabilities and shareholders' equity	12,177,656,000	1,723,635,000	11,366,550,000
Douyu [Member]
Current assets
Cash and cash equivalents	6,381,495,234	903,242,025	8,091,990,270
Restricted cash	10,702,719	1,514,872	42,902,719
Short-term bank deposits	1,696,695,000	240,151,590	0
Short-term investments	14,154,082	100,000,000	0
Accounts receivable, net	160,610,476	22,732,937	188,099,873
Prepayments	98,523,752	13,945,132	50,304,112
Amounts due from related parties	40,533,442	5,737,136	24,043,850
Other current assets	178,743,606	25,299,515	204,309,593
Total current assets	8,667,304,229	1,226,777,289	8,601,650,417
Non-current assets
Investments	481,671,468	68,176,171	225,533,885
Property and equipment, net	35,235,840	4,987,309	38,909,465
Intangible assets, net	188,537,894	26,685,807	198,056,841
Goodwill	14,031,800	1,986,072	30,972,888
Right-of-use assets	85,515,963	12,103,999	0
Other non-current assets	17,170,800	2,430,369	8,546,843
Total assets	9,489,467,994	1,343,147,016	9,103,670,339
Current liabilities
Accounts payable	1,078,539,829	152,657,405	890,038,953
Advances from customers	13,274,947	1,878,947	17,134,532
Deferred revenue	182,658,465	25,853,628	195,982,486
Accrued expenses and other current liabilities	297,497,982	42,108,106	392,347,124
Amounts due to related parties	263,965,885	37,361,946	298,733,022
Lease liabilities due within one year	44,485,430	6,296,504	0
Total current liabilities	1,880,422,538	266,156,536	1,794,236,117
Non-current liabilities
Lease liabilities	38,276,429	5,417,677	0
Deferred revenue	40,073,602	5,672,050	46,070,348
Total liabilities	1,958,772,569	277,246,263	1,840,306,465
Commitments and contingencies (Note 12)
Shareholders' equity
Ordinary shares	22,388	3,169	22,144
Treasury shares (291,207 and 1,177,499 shares as of December 31, 2019 and June 30, 2020, respectively)	(695,097,853)	(98,384,715)	(168,567,125)
Additional paid-in capital	10,433,754,807	1,476,802,141	10,324,277,855
Accumulated deficit	(2,752,222,410)	(389,551,798)	(3,348,717,860)
Accumulated other comprehensive income	491,673,598	69,591,878	434,893,990
Total Dou Yu Shareholder's Equity	7,478,130,530	1,058,460,675	7,241,909,004
Noncontrolling interests	52,564,895	7,440,078	21,454,870
Total Shareholders' Equity	7,530,695,425	1,065,900,753	7,263,363,874
Total liabilities and shareholders' equity	9,489,467,994	1,343,147,016	9,103,670,339
Common Class A [Member]
Shareholders' equity
Ordinary shares	46,000	7,000	44,000
Total shareholders' equity	46,000		44,000
Common Class B [Member]
Shareholders' equity
Ordinary shares	100,000	$ 14,000	100,000
Total shareholders' equity	¥ 100,000		¥ 100,000